Deposits and prepayments (Details) - Schedule of eposits and prepayments - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Schedule of eposits and prepayments [Abstract]
Deposits – outside parties	€ 39,193	€ 39,694
Prepayments – related parties	96,744	28,545
Prepayments – outside parties	42,834	955
Total	€ 178,771	€ 69,194